Fair Value of Short Term and Long Term Debt Excluding Capital Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Estimate of Fair Value Measurement | Excluding Capital Leases
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short- and long-term debt	$ 117,584	$ 118,216
Carrying Amount, Fair Value Disclosure
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short- and long-term debt	$ 107,128	$ 108,772